Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 5,217,508	$ 2,071,924	$ 2,545,028
Future production costs	(2,309,885)	(1,128,613)	(1,333,468)
Future development costs	(919,196)	(644,714)	(482,015)
Future income tax expenses	(542,492)	(13,420)	(120,966)
10% annual discount for estimated timing of cash flows	(516,736)	(105,899)	(227,670)
Total standardized measure of discounted future net cash flows	929,199	179,278	380,909
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	5,217,508	2,071,924	2,545,028
Future production costs	(2,309,885)	(1,128,613)	(1,333,468)
Future development costs	(919,196)	(644,714)	(482,015)
Future income tax expenses	(542,492)	(13,420)	(120,966)
10% annual discount for estimated timing of cash flows	(516,736)	(105,899)	(227,670)
Total standardized measure of discounted future net cash flows	$ 929,199	$ 179,278	$ 380,909